Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000315774
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 21, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2025
Prospectus Date	rr_ProspectusDate	May 01, 2025
Lisanti Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lisanti Small Cap Growth Fund (the “Fund”) seeks maximum capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	223.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the financial highlights due to the expiration of the expense cap arrangements for the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of smaller, lesser-known companies whose stocks are traded in the U.S. markets. Smaller companies are generally defined by the Adviser as those with market capitalizations in the range of $15.1 million to $18.1 billion, which was the three-year average minimum and maximum market capitalizations of companies in the Russell 2000® Growth Index as of May 31, 2024. The Fund normally invests in companies that the Adviser believes are in an early stage or transitional point in their development and have above average prospects for growth. Investments may include initial public offerings (“IPOs”) of such companies.

The Fund’s investment process focuses on 1) security selection through a quantitative screening process of the universe of smaller companies to identify those companies with fundamental strengths and/or positive catalysts, such as new management, which may provide for a potential acceleration in the growth rate of the company; and 2) portfolio construction reflecting major social, economic and technological trends that provide a framework for identifying the industries and companies in which the Fund will invest. Securities in the portfolio may be sold when they exhibit deteriorating fundamentals, changing circumstances affect the original reasons for the investment, their valuation target is achieved or, in the Adviser’s opinion, more attractive alternatives exist.

Under certain market conditions, IPOs and companies newly public could comprise a significant portion of the Fund’s investments. Additionally, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues, or markets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.lisantismallcap.com or by calling (800) 441-7031 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 441-7031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lisantismallcap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 38.93% for the quarter ended June 30, 2020, and the lowest return was -25.39% for the quarter ended June 30, 2022.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Russell 2000® Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Lisanti Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	8.09%
Lisanti Small Cap Growth Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.54%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Lisanti Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Lisanti Small Cap Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Lisanti Small Cap Growth Fund | Equity Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Risk. Equity securities, which include common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Lisanti Small Cap Growth Fund | Market Events Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Events Risk. Disruptive events with geopolitical consequences, including pandemics, may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to sell portfolio holdings, which may negatively impact the Fund’s NAV.

Lisanti Small Cap Growth Fund | Small Capitalization Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Company Risk. Small capitalization companies may have more limited product lines, markets, and management teams, which could make their financial status less secure and predictable. Securities issued by small capitalization companies may be less liquid and their prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Lisanti Small Cap Growth Fund | Growth Company Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it.

Lisanti Small Cap Growth Fund | Initial Public Offering Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Lisanti Small Cap Growth Fund | Healthcare Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

Lisanti Small Cap Growth Fund | Information Technology Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Information Technology Sector Risk. The information technology sector includes, for example, internet, semiconductor, software, hardware and technology equipment companies. This sector can be affected by, among other things, the supply and demand for specific products and services, the pace of technological development and government regulation.

Lisanti Small Cap Growth Fund | Industrials Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industrials Sector Risk. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Lisanti Small Cap Growth Fund | Consumer Discretionary Sector Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Consumer Discretionary Sector Risk. The Fund’s performance could be negatively impacted by events affecting this sector. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability.

Lisanti Small Cap Growth Fund | Portfolio Turnover Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. This Fund incurs high portfolio turnover. A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs and generating greater tax liabilities for shareholders. The Adviser can engage in frequent trading on occasion, if it believes it is in the Fund’s best interests and in the implementation of its strategy.

This frequent trading can affect performance through increased brokerage and other transaction costs, such as increased custody costs.

Lisanti Small Cap Growth Fund | Management Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively managed, and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.
Lisanti Small Cap Growth Fund | Lisanti Small Cap Growth Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASCGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.48%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 251
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	773
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,321
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,816
Annual Return 2015	rr_AnnualReturn2015	(0.18%)
Annual Return 2016	rr_AnnualReturn2016	7.32%
Annual Return 2017	rr_AnnualReturn2017	27.78%
Annual Return 2018	rr_AnnualReturn2018	(1.90%)
Annual Return 2019	rr_AnnualReturn2019	25.62%
Annual Return 2020	rr_AnnualReturn2020	52.85%
Annual Return 2021	rr_AnnualReturn2021	10.69%
Annual Return 2022	rr_AnnualReturn2022	(37.37%)
Annual Return 2023	rr_AnnualReturn2023	4.36%
Annual Return 2024	rr_AnnualReturn2024	27.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
1 Year	rr_AverageAnnualReturnYear01	27.71%
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	9.07%
Lisanti Small Cap Growth Fund | Lisanti Small Cap Growth Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.71%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	6.38%
Lisanti Small Cap Growth Fund | Lisanti Small Cap Growth Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.40%
5 Years	rr_AverageAnnualReturnYear05	4.81%
10 Years	rr_AverageAnnualReturnYear10	6.25%

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the financial highlights due to the expiration of the expense cap arrangements for the Fund.